Significant Accounting Policies - Description of Business (Details)		12 Months Ended
	Dec. 16, 2015 clinic state pharmacy	Dec. 31, 2015 clinic Suite state Center condition Branch segment drugstore pharmacy
Segment reporting information
Number of reportable segments | segment		3
Pharmacy Services Segment
Segment reporting information
Number of pharmacies (more than 68,000)		68,000
Number of chain pharmacies		41,000
Number of independent pharmacies		27,000
Number of conditions for integrated disease management | condition		17
Centers of excellence for infusion and enteral services | Center		6
Number of states pharmacies operated | state		40
Pharmacy Services Segment | Specialty stores
Segment reporting information
Number of pharmacies (more than 68,000)		24
Pharmacy Services Segment | Specialty mail order
Segment reporting information
Number of pharmacies (more than 68,000)		11
Pharmacy Services Segment | Mail service
Segment reporting information
Number of pharmacies (more than 68,000)		5
Pharmacy Services Segment | Infusion and Enteral Branches
Segment reporting information
Number of infusion and enteral branches | Branch		83
Pharmacy Services Segment | Ambulatory Infusion Suites
Segment reporting information
Number of infusion and enteral branches | Suite		73
Retail/LTC Segment
Segment reporting information
Number of states pharmacies operated | state		49
Number of drugstores		9,655
Number of LTC spoke pharmacies | drugstore		143
Number of LTC hub pharmacies | drugstore		32
Retail/LTC Segment | MinuteClinic within CVS Pharmacy Stores
Segment reporting information
Number of drugstores | clinic		1,049
Retail/LTC Segment | MinuteClinic
Segment reporting information
Number of drugstores | clinic		1,135
Retail/LTC Segment | CVS/pharmacy
Segment reporting information
Number of drugstores		7,897
Target Pharmacy Acquisition | Retail/LTC Segment
Segment reporting information
Number of states pharmacies operated | state	47
Number of pharmacies acquired	1,672
Number of clinics acquired | clinic	79